COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 92.1%	Shares	Value
Agricultural & Farm Machinery - 1.3%
Deere & Co.	42	$20,193

Application Software - 2.2%
Intuit, Inc.	30	18,415
Salesforce, Inc.	54	16,084
		34,499

Asset Management & Custody Banks - 2.5%
Bank of New York Mellon Corp.	234	20,814
Blackrock, Inc.	18	17,600
		38,414

Automobile Manufacturers - 1.9%
General Motors Co.	360	17,687
Tesla, Inc. (a)	42	12,305
		29,992

Biotechnology - 5.4%
Gilead Sciences, Inc.	744	85,046

Broadline Retail - 1.1%
Amazon.com, Inc. (a)	84	17,832

Communications Equipment - 1.3%
Cisco Systems, Inc.	324	20,772

Consumer Finance - 2.5%
American Express Co.	60	18,058
Capital One Financial Corp.	102	20,456
		38,514

Consumer Staples Merchandise Retail - 2.4%
Costco Wholesale Corp.	18	18,875
Walmart, Inc.	198	19,525
		38,400

Diversified Banks - 12.9%
Bank of America Corp.	414	19,085
Citigroup, Inc.	966	77,232
JPMorgan Chase & Co.	78	20,643

COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 92.1% (CONTINUED)	Shares	Value
Diversified Banks - 12.9% (Continued)
US Bancorp	1,356	$63,596
Wells Fargo & Co.	264	20,676
		201,232

Electrical Components & Equipment - 1.1%
Emerson Electric Co.	144	17,512

Footwear - 1.2%
NIKE, Inc. - Class B	240	19,063

Home Improvement Retail - 1.2%
Home Depot, Inc.	48	19,037

Hotels, Resorts & Cruise Lines - 1.9%
Booking Holdings, Inc.	6	30,096

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	78	16,605

Integrated Oil & Gas - 4.6%
Chevron Corp.	456	72,331

Integrated Telecommunication Services - 5.3%
AT&T, Inc.	3,006	82,394

Interactive Media & Services - 2.3%
Alphabet, Inc. - Class A	96	16,347
Meta Platforms, Inc. - Class A	30	20,046
		36,393

Investment Banking & Brokerage - 3.6%
Charles Schwab Corp.	240	19,087
Goldman Sachs Group, Inc.	30	18,669
Morgan Stanley	144	19,168
		56,924

IT Consulting & Other Services - 6.1%
Accenture PLC - Class A	54	18,819
International Business Machines Corp.	306	77,247
		96,066

COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 92.1% (CONTINUED)	Shares	Value
Movies & Entertainment - 2.3%
Netflix, Inc. (a)	18	$17,650
Walt Disney Co.	168	19,118
		36,768

Multi-line Insurance - 1.4%
American International Group, Inc.	258	21,399

Multi-Sector Holdings - 1.4%
Berkshire Hathaway, Inc. - Class B (a)	42	21,581

Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	1,224	72,975

Semiconductors - 2.1%
Broadcom, Inc.	78	15,556
NVIDIA Corp.	144	17,988
		33,544

Systems Software - 2.2%
Microsoft Corp.	42	16,674
Oracle Corp.	108	17,934
		34,608

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	78	18,864

Tobacco - 10.0%
Altria Group, Inc.	1,254	70,036
Philip Morris International, Inc.	546	84,782
		154,818

Transaction & Payment Processing Services - 3.6%
Mastercard, Inc. - Class A	36	20,747
PayPal Holdings, Inc. (a)	204	14,494
Visa, Inc. - Class A	60	21,763
		57,004

Wireless Telecommunication Services - 1.3%
T-Mobile US, Inc.	78	21,036
TOTAL COMMON STOCKS (Cost $1,362,599)		1,443,912

COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 4.5%	Shares	Value
Retail REITs - 4.5%
Simon Property Group, Inc.	378	$70,342
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $65,446)		70,342

SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%
First American Government Obligations Fund - Class X, 4.29% (b)	52,347	52,347
TOTAL SHORT-TERM INVESTMENTS (Cost $52,347)		52,347

TOTAL INVESTMENTS - 99.9% (Cost $1,480,392)		$1,566,601
Other Assets in Excess of Liabilities - 0.1%		1,068
TOTAL NET ASSETS - 100.0%		$1,567,669

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

COASTAL COMPASS 100 ETF

Summary of Fair Value Disclosures as of February 28, 2025 (Unaudited)

Coastal Compass 100 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$1,443,912	$—	$—	$1,443,912
Real Estate Investment Trusts	70,342	—	—	70,342
Money Market Funds	52,347	—	—	52,347
Total Investments	$1,566,601	$—	$—	$1,566,601

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.